Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,533	1,533
Acquisitions through business combinations	61	61
Gain on modification	11	—
Depreciation	(1,985)	—
Interest expense	—	115
Payments	—	(2,128)
Derecognition of right-of-use assets/lease liabilities due to sale of subsidiaries	(195)	(186)
Effect of foreign exchange rates	(13)	(142)
Balance at December 31, 2022	1,462	1,187

Lease liabilities - current		743
Lease liabilities - non-current		444

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	3,641	3,641
Disposals	(175)	(175)
Loss on modification	(461)	(428)
Depreciation	(1,450)	—
Interest expense	—	56
Payments	—	(1,948)
Effect of foreign exchange rates	(97)	108
Balance at December 31, 2023	2,920	2,441

Lease liabilities - current		1,458
Lease liabilities - non-current		983

Schedule of amounts recognized in consolidated statement of profit or loss

	2023	2022	2021
Expense relating to short-term and low-value leases	246	292	86
Interest expense on lease liabilities	56	115	90
	302	407	176

Schedule of cash outflow for leases

	2023	2022	2021
Cash outflow for leases	1,892	2,013	2,132
Cash outflow for short-term and low-value leases	246	115	90
Total cash outflow for leases	2,138	2,128	2,222